OTHER REQUIRED DISCLOSURES (Statement of comprehensive income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of analysis of other comprehensive income by item [line items]
Other comprehensive income, net of tax, change in value of foreign currency basis spreads	$ (3,152,645)	$ (3,064,838)
(Decrease) / Increase on change in value of currency translation adjustment	(104,393)	(87,807)
Reclassification of currency translation adjustment to income statement	0	0
Other comprehensive income, net of tax, change in value of foreign currency basis spreads	(3,257,038)	(3,152,645)
Cash flow hedges
Disclosure of analysis of other comprehensive income by item [line items]
Other comprehensive income, before tax, cash flow hedges	75	(566)
Gains (losses) on cash flow hedges, before tax	363	(179)
Reclassification adjustments on cash flow hedges, before tax	372	820
Other comprehensive income, before tax, cash flow hedges	810	75
Accumulated other comprehensive income, tax	(22)	170
Gains (losses) on cash flow hedges, tax	3	54
Reclassification adjustments on exchange differences on translation, tax	(110)	(246)
Accumulated other comprehensive income, tax	(129)	(22)
Other comprehensive income, net of tax, cash flow hedges	53	(396)
Gains (losses) on cash flow hedges, net of tax	366	(125)
Reclassification adjustments on cash flow hedges, net of tax	262	574
Other comprehensive income, net of tax, cash flow hedges	$ 681	$ 53